UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: MARCH 31, 2014

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.5%
		Alabama-.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033		$ 5,333,850
		Alaska-.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027		3,516,992
		Arizona-2.9%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027		5,686,900
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		7,806,082
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
		5% 1/1/2033		5,406,400
				18,899,382
		Arkansas-.9%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039		5,564,200
		California-4.2%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031		5,218,050
		California State General Obligation:
5,000	M	5.25% 9/1/2030		5,711,750
5,000	M	5% 11/1/2030		5,586,600
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024		5,591,100
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2027		5,591,600
				27,699,100
		Colorado-.9%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034		5,610,600
		District of Columbia-1.8%
5,000	M	District of Columbia GO 6% 6/1/2021		6,218,650
5,000	M	District of Columbia Rev. 5.5% 8/15/2028		5,294,050
				11,512,700
		Florida-10.7%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029		5,586,150
5,000	M	Duval County School Board COP 5.25% 7/1/2035		5,272,400
3,415	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026		3,628,984
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038		6,211,700
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028		5,701,500
5,000	M	Manatee County School Board COP 5.625% 7/1/2031		5,473,700
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028		5,419,800
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029		5,365,950
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2034		5,298,000
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029		5,302,450
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025		5,611,650
5,000	M	Orange County School Board COP 5.5% 8/1/2034		5,438,050
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029		5,467,800
				69,778,134
		Georgia-5.4%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030		5,454,200
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019		10,756,425
5,000	M	5.25% 11/1/2034		5,388,850
7,500	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031		8,190,750
5,000	M	JPMorgan Chase Putters 8.064% 1/1/2016 (a)		5,760,800
				35,551,025
		Illinois-10.5%
		Chicago Board of Education Lease Certificates:
5,000	M	6% 1/1/2016		5,414,750
26,000	M	6% 1/1/2020		28,780,700
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041		5,763,000
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Rmkt. 5.25% 1/1/2022		5,440,450
5,000	M	Children's Mem. Hosp. 5.25% 8/15/2033		5,139,100
7,000	M	Northwestern Mem. Hosp. 5.75% 8/15/2030		7,928,480
4,000	M	Regional Transportation Auth. 7.75% 6/1/2019		4,701,960
5,000	M	Springfield Electric Rev. 5% 3/1/2027		5,126,050
				68,294,490
		Indiana-3.1%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026		8,409,060
2,505	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029		2,623,962
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025		8,962,414
				19,995,436
		Kentucky-1.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028		5,258,950
		Kentucky St. Turnpike Auth. Eco. Dev. Road Revenue:
3,000	M	5% 7/1/2029		3,415,110
3,000	M	5% 7/1/2030		3,386,970
				12,061,030
		Louisiana-1.1%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021		7,140,048
		Maine-.5%
2,825	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039		3,036,423
		Massachusetts-2.3%
3,365	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028		3,590,522
5,000	M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034		5,349,650
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 8.12% 2/1/2016 (a)		5,990,438
				14,930,610
		Michigan-5.0%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033		5,328,200
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036		5,059,700
10,000	M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025		11,129,800
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028		5,760,500
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		5,675,580
				32,953,780
		Missouri-.9%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028		5,599,750
		Montana-.4%
2,445	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033		2,567,715
		Nevada-.8%
5,000	M	Clark Cnty. Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030		5,369,800
		New Jersey-1.7%
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030		5,396,150
5,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2030		5,482,450
				10,878,600
		New Mexico-1.7%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031		5,475,850
5,000	M	University of New Mexico Univ. Rev. ROLS 8.12% 6/1/2014 (a)		5,395,000
				10,870,850
		New York-12.7%
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021		27,676,440
7,500	M	New York City Trans. Fin. Auth. Rev. Future Tax 5% 11/1/2038		8,054,700
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040		4,335,362
10,000	M	New York University 5.75% 7/1/2027		12,178,200
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035		5,388,950
5,000	M	5% 2/15/2037		5,364,250
5,000	M	State University 5.875% 5/15/2017		5,537,800
		New York State Thruway Auth. Revenue:
670	M	5% 10/1/2015 (b)		718,086
4,330	M	5% 4/1/2021		4,625,869
7,780	M	Port Authority of New York & New Jersey Drivers 7.912% 8/15/2015 (a)		9,415,512
				83,295,169
		North Carolina-.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034		5,472,650
		Ohio-3.3%
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2026		5,436,200
5,285	M	Jefferson County GO 5.75% 12/1/2019		5,905,829
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034		5,409,950
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,785	M	6.125% 9/1/2028		1,877,677
3,030	M	5.85% 9/1/2033		3,249,311
				21,878,967
		Pennsylvania-2.6%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025		5,486,150
5,000	M	Philadelphia GO 7.125% 7/15/2016 (b)		5,755,300
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		5,530,300
				16,771,750
		Puerto Rico-.7%
5,000	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		4,883,500
		Rhode Island-1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025		7,818,160
		South Carolina-.9%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034		5,580,600
		Texas-9.4%
5,000	M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029		5,379,350
5,000	M	Hitchcock Ind. School District GO 5.25% 2/15/2030		5,577,250
		Houston Utilities Systems Revenue:
5,000	M	Util. Sys. Rev. 5.125% 11/15/2032		5,547,100
5,000	M	Wtr. And Swr. Rev. 5% 11/15/2027		5,498,550
6,035	M	Houston Water Conv. Sys. COP 6.25% 12/15/2015		6,435,241
5,000	M	JP Morgan Chase Putters 7.914% 2/1/2030 (a)		5,766,400
5,000	M	Medina Valley Indpt. School District GO ROLS 8.12% 8/15/2015 (a)		5,746,800
10,000	M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028		10,782,600
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035		5,366,600
5,000	M	Waco Ind. School District GO 5.25% 8/15/2030		5,537,900
				61,637,791
		Utah-.1%
455	M	Provo Electric System Rev. 10.375% 9/15/2015		490,185
		Washington-3.9%
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033		5,703,150
7,000	M	Providence Health 5.25% 10/1/2033		7,683,760
		Washington State ROLS:
5,000	M	8.12% 7/1/2014 (a)		5,602,200
5,500	M	8.12% 7/1/2016 (a)		6,684,040
				25,673,150
		West Virginia-.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028		4,834,080
		Wisconsin-4.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		14,949,720
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		7,800,440
5,000	M	Wisconsin State Hlth. & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,243,400
				27,993,560
Total Value of Municipal Bonds (cost $578,924,491)				643,494,077
		SHORT-TERM TAX EXEMPT INVESTMENTS-.6%
4,000	M	Lower Neches Valley. Auth. Indl. Dev. Corp.
		Adjustable Rate Note .05% (c) (cost $4,000,000)		4,000,000
Total Value of Municipal Investments (cost $582,924,491)			99.1%	647,494,077
Other Assets, Less Liabilities			.9	6,061,536
Net Assets			100.0%	$653,555,613

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$582,924,491. Accumulated net unrealized appreciation on investment was $64,569,586, consisting of $64,690,792 gross unrealized appreciation and $121,206 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-95.3%
		Alabama-1.5%
$1,000	M	Alabama State University Rev. 5.25% 9/1/2034		$ 1,053,080
2,500	M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039		2,860,150
				3,913,230
		Alaska-1.4%
3,000	M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028		3,574,830
		Arizona-3.6%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027		1,450,213
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029		5,563,850
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025		2,361,960
				9,376,023
		California-3.5%
1,100	M	Alhambra Unified Sch. District GO 5.25% 8/1/2028		1,207,162
5,000	M	California State GO 5% 4/1/2037		5,388,500
1,045	M	Los Angeles Dept. of Arpts. 5% 5/15/2040		1,109,591
1,470	M	Riverside Cnty. Trans. Sales Tax Rev. 5.25% 6/1/2039		1,633,008
				9,338,261
		Colorado-2.0%
5,000	M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031		5,391,900
		Connecticut-.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030		1,090,130
		District of Columbia-1.3%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029		3,307,890
		Florida-9.2%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030		5,521,150
		Broward County Sch. Brd. Certificates of Participation:
1,000	M	5.125% 7/1/2026		1,076,780
1,000	M	5.25% 7/1/2027		1,078,990
5,000	M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028		5,482,250
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028		4,056,660
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028		5,427,150
1,550	M	Port Saint Lucie GO 5% 7/1/2035 (d)		1,673,117
				24,316,097
		Georgia-7.6%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030		5,517,000
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034		3,964,672
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040		2,726,000
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039		1,679,805
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021		1,001,410
2,500	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031		2,730,250
2,000	M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038		2,190,740
				19,809,877
		Hawaii-1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030		2,741,350
		Illinois-6.6%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027		5,426,850
5,000	M	6.5% 1/1/2041		5,763,000
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030		2,678,025
2,000	M	Illinois State GO 5.5% 7/10/2027		2,232,380
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026		1,265,270
				17,365,525
		Indiana-1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028		1,602,360
1,000	M	5.25% 7/15/2029		1,063,550
				2,665,910
		Louisiana-3.3%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025		1,705,950
3,000	M	Louisiana State GO 5% 9/1/2028		3,408,510
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023		1,133,970
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029		2,595,539
				8,843,969
		Massachusetts-2.1%
5,000	M	Massachusetts State GO 5% 8/1/2035		5,530,550
		Michigan-5.3%
5,000	M	Holland Elec. Rev. 5% 7/1/2039 (d)		5,371,900
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041		5,613,050
1,900	M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023		1,858,561
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029		1,092,740
				13,936,251
		Mississippi-2.4%
		Mississippi Dev. Bk. Spl. Obligation:
		Jackson Cnty. Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029		2,883,227
2,000	M	5.625% 7/1/2039		2,146,040
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030		1,283,980
				6,313,247
		Missouri-2.4%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028		1,108,030
4,000	M	Kansas City Spl. Oblig. Rev. 5% 9/1/2034		4,193,920
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030		1,047,660
				6,349,610
		New Jersey-1.7%
4,000	M	New Jersey State Trans. Trust Fd. Auth. Trans. Sys. Rev.
		5.5% 12/15/2038		4,472,080
		New York-9.2%
4,050	M	Nassau County GO 5% 4/1/2031		4,339,818
		New York City Trans. Fin. Auth. Revenue:
5,000	M	5% 7/15/2037		5,329,500
7,000	M	5% 11/1/2038		7,517,720
		New York State Dorm. Auth. Revenue:
1,505	M	Columbia University 5% 11/1/2038		1,636,778
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034		5,431,750
				24,255,566
		North Carolina-1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039		3,268,860
		Ohio-3.8%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2024		2,173,620
1,000	M	Hamilton Cnty. Sales Tax 5% 12/1/2032		1,060,850
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031		1,247,399
5,000	M	University of Cincinnati 5% 6/1/2028		5,601,950
				10,083,819
		Pennsylvania-6.0%
5,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		5,614,350
2,500	M	Beaver County GO 5.55% 11/15/2031		2,747,625
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025		1,700,340
1,400	M	State Pub. Sch. Bldg. Auth. Rev. 5% 2/15/2032		1,483,244
		West Mifflin Area School Dist. General Obligations:
2,910	M	5.375% 4/1/2027		3,278,522
1,000	M	5.375% 4/1/2028		1,120,290
				15,944,371
		Puerto Rico-.6%
1,500	M	Puerto Rico Commonwealth GO 5.25% 7/1/2024		1,465,050
		Rhode Island-2.4%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
		Pub. Schs. Fing. Program:
3,250	M	5.25% 5/15/2029		3,520,010
1,300	M	5% 5/15/2034		1,323,725
1,415	M	University of Rhode Island 5.25% 9/15/2029		1,535,162
				6,378,897
		South Carolina-.8%
2,000	M	South Carolina State Pub. Svc. Auth. Rev. 5% 1/1/2033		2,107,820
		South Dakota-.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028		1,634,550
		Texas-10.8%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030		5,618,250
2,000	M	Dallas Wtrwks. & Swr. Sys. Rev. 5% 10/1/2041		2,176,740
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032		5,383,900
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031		5,656,850
3,500	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037		3,818,220
2,000	M	North Texas Tollway Auth. Rev. 5% 9/1/2031		2,199,220
1,250	M	Parker County GO 5% 2/15/2029		1,384,613
2,000	M	Sinton Indep. Sch. Dist. GO 5% 8/15/2038		2,198,480
				28,436,273
		Utah-.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030		1,446,822
		Washington-3.1%
2,500	M	Washington State GO 5% 8/1/2033		2,749,925
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,488,400
				8,238,325
Total Value of Municipal Bonds (cost $232,615,049)				251,597,083
		SHORT-TERM TAX EXEMPT INVESTMENTS-6.0%
		Adjustable Rate Notes (c)
3,000	M	Bay Area Toll Auth. Brg. Revenue .04%		3,000,000
4,000	M	Burlington Kansas Environmental Impt. Revenue .06%		4,000,000
5,000	M	Jackson Cnty Pollution Control Revenue .07%		5,000,000
4,000	M	Lower Neches Valley Indl. Dev. Auth. Revenue .05%		4,000,000
Total Value of Short-Term Tax Exempt Investments (cost $16,000,000)				16,000,000
Total Value of Municipal Investments (cost $248,615,049)			101.3%	267,597,083
Excess of Liabilities Over Other Assets			(1.3)	(3,510,665)
Net Assets			100.0%	$264,086,418

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$248,615,049. Accumulated net unrealized appreciation on investment was $18,982,034, consisting of $19,221,783 gross unrealized appreciation and $239,749 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.0%
		Airport-9.5%
		Los Angeles Dept. of Airports Revenue:
$1,000	M	5.25% 5/15/2033		$1,118,840
1,000	M	5% 5/15/2040		1,061,810
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034		1,117,640
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2025		1,138,110
				4,436,400
		Education-5.8%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031		550,070
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2030		1,100,450
1,000	M	5% 9/1/2033		1,077,130
				2,727,650
		Electric-6.1%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031		542,170
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031		1,148,060
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029		1,138,860
				2,829,090
		General Obligation-19.9%
1,000	M	Alhambra Unified School District 5.25% 8/1/2028		1,097,420
1,000	M	Centinela Valley Union School District 5% 8/1/2031		1,069,850
1,000	M	Chico Unified School District 5% 8/1/2026		1,117,840
1,000	M	College of the Sequoias 5.25% 8/1/2029		1,077,110
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029		1,125,230
650	M	Jefferson Unified High Sch. District 6.25% 2/1/2016		715,695
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029		1,101,440
750	M	Natomas Unified School District 5.95% 9/1/2021		855,788
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032		1,101,740
				9,262,113
		Health Care-9.5%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031		1,043,610
1,000	M	Providence Health Services 6.5% 10/1/2033		1,164,730
500	M	Stanford Hospital 5.25% 11/15/2031		541,310
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024		1,118,220
500	M	Sutter Health 5.5% 8/15/2026		572,385
				4,440,255
		Lease-7.7%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029		542,500
1,000	M	5.5% 11/1/2030		1,162,940
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028		1,138,060
700	M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015		730,471
				3,573,971
		Other Revenue-1.2%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		555,030
		Other Tax-8.3%
620	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		654,695
1,000	M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032		1,083,950
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,148,040
1,000	M	West Contra Costa Healthcare 5.375% 7/1/2024		1,003,550
				3,890,235
		Pre-Refunded/Escrowed-to-Maturity-5.8%
400	M	California State Public Works Lease Rev. 5% 4/1/2019 (b)		472,812
1,000	M	El Dorado Irrigation District 6.25% 8/1/2014 (b)		1,020,290
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (b)		1,229,450
				2,722,552
		State General Obligation-7.0%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,106,310
2,000	M	5% 4/1/2037		2,155,400
				3,261,710
		Toll & Turnpike-2.3%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,087,970
		Transportation-2.4%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,106,340
		Water/Sewer-12.5%
750	M	Bakersfield Wastewater Rev. 5% 9/15/2028		817,725
1,000	M	Los Angeles Wastewater System Rev. 5% 6/1/2027		1,145,350
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		568,350
1,000	M	Mojave Water Agency 5.5% 6/1/2029		1,097,940
1,000	M	San Diego County Water Authority 5% 5/1/2033		1,117,030
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,089,720
				5,836,115
Total Value of Municipal Bonds (cost $41,876,847)			98.0%	45,729,431
Other Assets, Less Liabilities			2.0%	918,592
Net Assets			100.0%	$46,648,023

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$41,876,847. Accumulated net unrealized appreciation on investment was $3,852,584, consisting of $3,860,960 gross unrealized appreciation and $8,376 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.9%
		Appropriation-15.5%
$ 1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034		$ 1,120,270
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2038		1,082,060
1,000	M	State Supported Child Care 5% 7/1/2028		1,081,620
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024		1,943,917
				5,227,867
		Education-22.3%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Loomis Chafee School 5% 7/1/2030		1,050,030
1,000	M	Quinnipiac University 5.75% 7/1/2033		1,121,430
1,000	M	Salisbury School 5% 7/1/2028		1,100,810
1,000	M	Trinity College 5% 7/1/2019		1,011,530
1,000	M	Wesleyan University 5% 7/1/2035		1,085,540
1,000	M	Westminster School 5% 7/1/2037		1,050,140
1,000	M	University of Connecticut University Rev. 4.75% 2/15/2029		1,092,730
				7,512,210
		Electric-1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030		547,830
		General Obligation-14.4%
1,000	M	Bridgeport 5% 12/1/2023		1,092,920
1,000	M	Hartford 5% 4/1/2031		1,075,380
1,500	M	New Haven 5% 3/1/2026		1,590,375
1,000	M	Waterbury 5% 12/1/2032		1,083,220
				4,841,895
		Health Care-8.9%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040		526,860
500	M	Lawrence & Memorial Hospital 5% 7/1/2031		527,305
		Middlesex Hospital:
350	M	5% 7/1/2026		375,921
460	M	5% 7/1/2027		490,314
		Yale-New Haven Hospital:
500	M	5% 7/1/2026		535,675
500	M	5.25% 7/1/2030		548,860
				3,004,935
		Lease-1.5%
500	M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028		499,965
		Other Tax-6.6%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025		1,129,190
1,000	M	5% 8/1/2027		1,111,970
				2,241,160
		Pre-Refunded/Escrowed-to-Maturity-12.9%
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
900	M	Children's Medical Center 5% 7/1/2014 (b)		910,620
1,000	M	Renbrook School 5% 7/1/2017 (b)		1,132,910
1,000	M	William W. Backus Hospital 5% 7/1/2018 (b)		1,159,450
1,050	M	South Windsor 5% 2/15/2016 (b)		1,139,954
				4,342,934
		State General Obligation-3.3%
1,000	M	Connecticut State 5% 11/1/2031		1,108,600
		Water/Sewer-11.9%
1,000	M	Hartford Cnty. Met. Dist. Clean Wtr. Proj. 5% 4/1/2036		1,085,350
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2025		960,000
1,000	M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029		1,108,890
750	M	Stamford Water Pollution Control Sys. Rev. 5.5% 8/15/2038		840,600
				3,994,840
Total Value of Municipal Bonds (cost $31,127,101)			98.9%	33,322,236
Other Assets, Less Liabilities			1.1	359,378
Net Assets			100.0%	$33,681,614

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$31,127,101. Accumulated net unrealized appreciation on investment was $2,195,135, consisting of $2,268,847 gross unrealized appreciation and $73,712 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security	Value
		MUNICIPAL BONDS-99.0%
		Education-37.5%
$ 615	M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	$ 657,822
1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	1,105,160
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston University 5.6% 10/1/2035	1,144,140
1,000	M	Lesley University 5.25% 7/1/2033	1,080,870
500	M	Northeastern University 5% 3/1/2032	544,645
500	M	Phillips Academy 5% 9/1/2038	552,320
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037	1,062,390
1,000	M	Harvard University 5.5% 11/15/2036	1,154,130
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,084,490
			8,385,967
		General Obligation-8.1%
500	M	Quincy 5% 12/1/2028	554,125
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2033	1,053,020
215	M	Worcester 5.5% 8/15/2017	215,916
			1,823,061
		Health Care-5.0%
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,109,310
		Housing-4.7%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,058,410
		Other Revenue-5.0%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,122,270
		Other Tax-15.0%
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,158,680
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,106,650
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,097,960
			3,363,290
		Pre-Refunded/Escrowed-to-Maturity-.5%
100	M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	100,527
		State General Obligation-5.6%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,247,870
		Toll & Turnpike-4.8%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,065,920
		Water/Sewer-12.8%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	566,070
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,133,720
1,000	M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025	1,169,660
			2,869,450

Total Value of Municipal Bonds (cost $20,179,405)	99.0%	22,146,075
Other Assets, Less Liabilities	1.0	230,567
Net Assets	100.0%	$22,376,642

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$20,179,405. Accumulated net unrealized appreciation on investment was $1,966,670, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.5%
		Combined Utility-4.1%
$ 750	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		$ 830,813
		Education-8.0%
1,000	M	Ferris State University Revenue 5% 10/1/2028		1,074,930
500	M	Western Michigan University 5.25% 11/15/2033		540,565
				1,615,495
		Electric-8.5%
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		630,620
1,000	M	Wyandotte Electric Rev. 5.25% 10/1/2028		1,067,220
				1,697,840
		General Obligation-24.2%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,050,430
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,095,890
570	M	Montrose Township School District 6.2% 5/1/2017		613,103
1,000	M	Troy City School District 5% 5/1/2026		1,072,460
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,027,110
				4,858,993
		Health Care-11.1%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,069,080
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028		1,152,100
				2,221,180
		Lease-5.6%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,113,430
		Other Tax-8.0%
500	M	Detroit Distributable State Aid 5% 11/1/2030		507,115
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,103,810
				1,610,925
		State General Obligation-5.5%
1,000	M	Michigan State 5% 11/1/2022		1,106,830
		Water/Sewer-23.5%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,065,640
		Detroit Water Supply System Revenue:
1,000	M	6.5% 7/1/2015		1,005,230
1,000	M	5.5% 7/1/2027		1,028,090
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,100,210
500	M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		529,360
				4,728,530
Total Value of Municipal Bonds (cost $18,385,860)			98.5%	19,784,036
Other Assets, Less Liabilities			1.5	308,729
Net Assets			100.0%	$20,092,765

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$18,385,860. Accumulated net unrealized appreciation on investment was $1,398,176, consisting of $1,416,709 gross unrealized appreciation and $18,533 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-96.9%
		Airport-2.5%
$ 500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026		$ 546,890
		Appropriation-5.2%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029		1,127,590
		Education-12.8%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031		825,982
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028		548,505
250	M	Gustavus Adolfus College 5% 10/1/2031		268,290
500	M	Macalester College 5% 6/1/2035		545,745
250	M	University of St. Thomas 5.25% 4/1/2039		267,510
250	M	University of Minnesota 5.25% 12/1/2030		292,385
				2,748,417
		Electric-8.9%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035		269,437
		Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500	M	5% 1/1/2021		554,015
500	M	5% 1/1/2026		552,675
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev. 5.25% 1/1/2030		536,485
				1,912,612
		General Obligation-25.5%
500	M	Bemidji 5% 2/1/2028		551,730
500	M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026		551,050
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026		784,098
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024		557,275
500	M	Hennepin County 5% 12/1/2025		552,145
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024		835,793
500	M	New Brighton 5% 2/1/2032		533,355
500	M	Scott County 5% 12/1/2023		561,720
500	M	St. Louis County 5% 12/1/2023		561,720
				5,488,886
		Health Care-16.3%
		Minneapolis Health Care Sys. Revenue:
500	M	5.5% 5/15/2017		502,745
500	M	6.5% 11/15/2038		581,495
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030		792,488
		St. Cloud Health Care Revenue:
250	M	5.125% 5/1/2030		271,723
500	M	5.375% 5/1/2031		539,790
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029		815,355
				3,503,596
		Housing-5.5%
		Minnesota State Housing Finance Agency:
155	M	Multi-Family Hsg. 5.05% 7/1/2034		163,597
		Rental Hsg. Revenue:
250	M	5% 8/1/2030		262,638
300	M	5.05% 8/1/2031		315,759
220	M	5% 8/1/2033		230,602
200	M	Single-Family Hsg. Rev. 5.9% 7/1/2028		208,242
				1,180,838
		Lease-5.4%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027		630,654
250	M	Minnesota State Housing Finance Agency (Nonprofit Hsg. Rev.)
		5% 8/1/2031		268,288
250	M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029		270,847
				1,169,789
		Other Tax-6.8%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		346,827
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,120,450
				1,467,277
		Pre-Refunded/Escrowed-to-Maturity-4.0%
500	M	Crow Wing County Jail 5% 2/1/2015 (b)		520,170
300	M	University of Minnesota 5.75% 7/1/2017		348,015
				868,185
		State General Obligation-4.0%
500	M	Minnesota State 5% 6/1/2022		570,335
250	M	Minnesota State Highway 5% 8/1/2026		279,300
				849,635
Total Value of Municipal Bonds (cost $19,101,032)			96.9%	20,863,715
Other Assets, Less Liabilities			3.1	661,443
Net Assets			100.0%	$21,525,158

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$19,101,032. Accumulated net unrealized appreciation on investment was $1,762,683, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-98.2%
		Appropriation-17.1%
$1,000	M	Garden St. Preservation Tr. Open Space & Farmland
		5.75% 11/1/2028		$ 1,252,240
1,000	M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029		1,099,610
		New Jersey State Health Care Facs. Fing. Authority Rev.
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028		1,086,190
1,000	M	5.75% 10/1/2031		1,143,520
		New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020		1,190,700
1,500	M	5.25% 06/15/2036		1,615,800
1,000	M	5.5% 12/15/2038		1,118,020
				8,506,080
		Education-15.5%
1,000	M	New Jersey Economic Dev. Auth. Rev. 5% 6/15/2030		1,129,310
		New Jersey Educational Facilities Auth. Revenue:
1,000	M	Montclair St. University 5% 7/1/2039 (d)		1,080,290
1,000	M	New Jersey City Univ. 5% 7/1/2028		1,091,720
1,000	M	Princeton University 5% 7/1/2034		1,114,970
		Rowan University:
1,000	M	5% 7/1/2025		1,112,750
1,000	M	5% 7/1/2026		1,112,750
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030		1,079,230
				7,721,020
		General Obligation-21.7%
1,750	M	Atlantic City Board of Education 6.1% 12/1/2015		1,907,938
1,000	M	Bayonne 5.25% 7/1/2027		1,086,470
1,000	M	Cumberland County Impt. Auth. Rev. Solid Waste Sys. 5.125% 1/1/2025		1,097,140
1,000	M	Elizabeth 5.25% 4/15/2027		1,129,190
1,000	M	Essex County Impt. Authority Rev. 5.5% 10/1/2027		1,215,530
1,000	M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034		1,064,860
1,000	M	Jersey City 5% 1/15/2026		1,078,440
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025		1,094,870
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029		1,124,260
				10,798,698
		Health Care-6.4%
		New Jersey State Health Care Facs. Fing. Authority Revenue:
2,000	M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031		2,108,940
1,000	M	Virtua Health 5.5% 7/1/2038		1,056,270
				3,165,210
		Housing-7.3%
1,235	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028		1,288,191
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038		2,320,220
				3,608,411
		Industrial Development Revenue/Pollution Control Revenue-4.1%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021		2,029,618
		Lease-6.8%
1,000	M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024		1,174,130
		New Jersey State Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027		1,109,460
1,000	M	5.25% 6/15/2028		1,088,770
				3,372,360
		Other Revenue-1.9%
840	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027		949,057
		Pre-Refunded/Escrowed-to-Maturity-6.6%
1,455	M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016		1,578,588
1,000	M	Cape May County Bridge Commission 5% 6/1/2015 (b)		1,056,310
80	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2018 (b)		93,380
530	M	New Jersey State Health Care Facs. Fing. Authority Rev.
		(General Hospital Center at Passaic) 6% 7/1/2014		537,791
				3,266,069
		State General Obligation-2.0%
1,000	M	Puerto Rico Commonwealth 6% 7/1/2028		1,000,670
		Toll & Turnpike-6.6%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,108,560
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,112,560
1,000	M	5% 1/1/2031		1,070,200
				3,291,320
		Transportation-2.2%
1,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		1,121,310
Total Value of Municipal Bonds (cost $44,596,355)			98.2%	48,829,823
Other Assets, Less Liabilities			1.8	896,597
Net Assets			100.0%	$49,726,420

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$44,596,355. Accumulated net unrealized appreciation on investment is $4,233,468, consisting of $4,248,491 gross unrealized appreciation and $15,023 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security	Value
		MUNICIPAL BONDS-97.4%
		Appropriation-8.1%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$2,199,840
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,087,920
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,564,570
1,000	M	Mental Health Services 5% 2/15/2033	1,084,120
1,500	M	State University 5.25% 5/15/2021	1,768,875
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,862,470
			12,567,795
		Education-15.9%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	540,260
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2030	1,072,740
1,570	M	Geneva Dev. Corp. Rev. 5% 9/1/2039	1,668,690
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,783,129
1,000	M	Columbia University 5% 10/1/2041	1,087,560
3,000	M	Cornell University 5% 7/1/2040	3,292,680
1,000	M	Fordham University 5% 7/1/2028	1,104,360
		New York University:
1,610	M	6% 7/1/2018	1,934,061
2,000	M	5% 7/1/2030	2,239,400
1,000	M	5% 7/1/2037	1,087,510
1,200	M	Pratt Institute 5% 7/1/2034	1,259,436
500	M	Skidmore College 5% 7/1/2027	549,820
1,000	M	St. John's University 5% 7/1/2024	1,094,790
3,500	M	The New School 5.5% 7/1/2043	3,766,525
1,000	M	Onondaga Cnty. Cultural Resource Rev. 5% 12/1/2030	1,115,560
			24,596,521
		Electric-3.7%
5,000	M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	5,696,050
		General Obligation-16.2%
5,000	M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,567,900
1,000	M	Monroe County 5% 6/1/2029	1,069,070
4,465	M	Nassau County 5% 10/1/2029	4,807,867
435	M	New York City 5.75% 8/1/2018	436,984
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,693,990
1,000	M	Master Boces Program 5% 8/15/2028	1,080,730
		School Districts Financing Program:
1,000	M	Albany 5% 10/1/2031	1,097,150
3,400	M	Croton Hudson 5.625% 10/1/2029	3,774,782
1,540	M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,629,520
			25,157,993
		Health Care-1.7%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
		5.5% 4/1/2030		678,194
		New York State Dormitory Authority Revenue:
		NYSARC:
1,140	M	5% 7/1/2025		1,254,684
500	M	6% 7/1/2036		536,615
135	M	United Cerebral Palsy 5.125% 7/1/2021		135,165
				2,604,658
		Housing-2.0%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031		1,137,730
1,840	M	New York City Hsg. Dev. Corp. Rev.
		(Multi-Family Hsg. Rev.) 5% 11/1/2026		1,988,966
				3,126,696
		Lease-3.6%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029		1,384,000
1,000	M	Yankee Stadium Pilot 7% 3/1/2049		1,168,460
2,500	M	New York State Dormitory Authority Rev.
		(Court Facs. Lease) 5.5% 5/15/2027		3,061,725
				5,614,185
		Other Revenue-2.2%
3,000	M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028		3,414,210
		Other Tax-20.4%
5,000	M	JPMorgan Chase Putters 7.904% 12/15/2024 (a)		6,261,900
1,500	M	Metropolitan Trans. Auth. Dedicated Tax Fund Rev. 5% 11/15/2029		1,690,545
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028		2,795,825
1,000	M	5% 11/1/2031		1,102,950
1,000	M	5% 11/1/2033		1,088,410
3,000	M	5% 11/1/2038		3,221,880
		New York State Dormitory Authority Rev.
		Sales Tax Revenue:
2,465	M	5% 3/15/2029		2,794,743
3,925	M	5% 3/15/2038		4,256,388
		New York State Dormitory Authority Rev.
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026		2,834,025
3,000	M	5.75% 3/15/2036		3,459,750
2,000	M	New York State Urban Corp. Dev. Corp. Rev. 5% 12/15/2027		2,209,600
				31,716,016
		Pre-Refunded/Escrowed-to-Maturity-8.2%
1,000	M	New York City Hsg. Dev. Corp. Rev. 5% 7/1/2015 (b)		1,060,090
		New York State Dormitory Authority Revenue:
330	M	Judicial Facs. Lease 7.375% 7/1/2016		357,964
500	M	New York-Presbyterian Hospital 5.25% 8/15/2014 (b)		509,510
5,000	M	New York State Thruway Auth. 5% 7/1/2015 (b)		5,301,750
5,000	M	Suffolk County Water Auth. Rev. 6% 6/1/2017		5,564,950
				12,794,264
		Transportation-10.0%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029		5,450,600
1,000	M	5% 11/15/2031		1,061,000
3,110	M	New York State Thruway Authority Rev.
		Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027		3,438,694
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,606,550
				15,556,844
		Water/Sewer-5.4%
		New York City Muni. Wtr. Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,459,555
2,000	M	5% 6/15/2032		2,174,240
1,000	M	5% 6/15/2043		1,055,920
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029		1,741,395
				8,431,110
Total Value of Municipal Bonds (cost $137,643,268)			97.4%	151,276,342
Other Assets, Less Liabilities			2.6	4,098,081
Net Assets			100.0%	$155,374,423

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$137,643,268 Accumulated net unrealized appreciation on investment is 13,633,074, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Combined Utility-10.7%
$1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2027		$1,104,470
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030		1,121,080
				2,225,550
		Education-5.4%
1,000	M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025		1,114,740
		Electric-4.4%
835	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		920,078
		Health Care-15.6%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034		1,094,530
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026		1,084,270
1,000	M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027		1,068,910
				3,247,710
		Lease-34.4%
		Cabarrus County:
1,000	M	5.25% 6/1/2027		1,118,930
1,000	M	5% 1/1/2029		1,117,650
1,000	M	Charlotte 5% 6/1/2029		1,071,020
1,000	M	Durham County 5% 6/1/2027		1,124,820
500	M	Harnett County 5% 6/1/2027		534,620
1,000	M	Monroe 5.5% 3/1/2034		1,064,710
1,000	M	Salisbury 5.625% 3/1/2026		1,104,640
				7,136,390
		Pre-Refunded/Escrowed-to-Maturity-8.4%
1,000	M	Lincoln County 5.5% 6/1/2018 (b)		1,182,200
550	M	North Carolina State Medical Care Commission Hlth. Facs. Rev.
		5.625% 10/1/2014 (b)		565,114
				1,747,314
		Toll & Turnpike-5.3%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,099,950
		Water/Sewer-14.8%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,114,970
		Dare County Utilities Sys. Revenue:
320	M	5% 2/1/2030		350,666
465	M	5% 2/1/2031		506,896
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034		1,095,140
				3,067,672
Total Value of Municipal Bonds (cost $18,626,980)			99.0%	20,559,404
Other Assets, Less Liabilities			1.0	213,198
Net Assets			100.0%	20,772,602

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$18,626,980. Accumulated net unrealized appreciation on investment was $1,932,424 consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-99.0%
		Education-12.3%
$ 500	M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.) 5.375% 12/1/2030		$ 549,520
1,000	M	University Akron Gen. Rcpts. 5% 1/1/2028		1,083,150
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029		1,070,520
				2,703,190
		Electric-2.5%
500	M	American Mun. Power Rev. (Prairie State Energy Campus)
		5.375% 2/15/2028		541,290
		General Obligation-47.4%
385	M	Adams County Valley Local School District 7% 12/1/2015		411,561
500	M	Avon Local School District 6.5% 12/1/2015		535,820
1,000	M	Beavercreek County School District 5% 12/1/2029		1,112,990
195	M	Beavercreek Local School District 6.6% 12/1/2015		208,042
500	M	Canton Local School District 5% 11/1/2043		525,680
1,000	M	Cleveland Municipal School District 5.25% 12/1/2023		1,008,560
1,000	M	Columbus 5% 8/15/2029		1,154,800
250	M	Dayton Ohio Met. Library 5% 12/1/2029		282,090
1,000	M	Franklin County 5% 12/1/2031		1,082,770
570	M	Jefferson County Jail Construction 5.75% 12/1/2019		636,958
500	M	Madison Local School District Richland County 5% 12/1/2034 (d)		534,695
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2028		442,252
250	M	6.125% 12/1/2033		272,895
1,000	M	St. Mary's City School District 5% 12/1/2025		1,070,590
1,000	M	Wapakoneta City School District 5% 12/1/2025		1,116,200
				10,395,903
		Health Care-12.6%
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030		547,280
1,000	M	Montgomery County Rev. 5.5% 5/1/2034		1,120,970
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033		1,082,700
				2,750,950
		Housing-2.1%
		Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
345	M	6.125% 9/1/2028		362,912
85	M	5.45% 9/1/2033		86,978
				449,890
		Lease-5.2%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027		1,141,390
		Other Revenue-4.9%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030		1,072,450
		State General Obligation-5.1%
1,000	M	Ohio State 5.375% 9/1/2028		1,127,800
		Toll & Turnpike-2.0%
400	M	Ohio State Turnpike Commission 5% 2/15/2028		442,672
		Water/Sewer-4.9%
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,083,310
Total Value of Municipal Bonds (cost $20,117,963)			99.0%	21,708,845
Other Assets, Less Liabilities			1.0	212,571
Net Assets			100.0%	$21,921,416

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$20,117,963. Accumulated net unrealized appreciation on investment is $1,590,882.
consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security	Value
		MUNICIPAL BONDS-97.9%
		Airport-2.2%
$1,000	M	Port of Portland Airport Rev. 5% 7/1/2029	$1,069,390
		Education-2.2%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,099,100
		Electric-4.4%
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,163,280
		General Obligation-39.2%
		Beaverton School District #48J:
750	M	5% 6/1/2031	835,297
1,500	M	5.125% 6/1/2036	1,678,050
1,000	M	Central Oregon Community College Dist. 5% 6/15/2030	1,122,360
1,000	M	Chemeketa Community College Dist. 5% 6/15/2025	1,128,190
1,000	M	Clackamas Community College Dist. 5% 5/1/2024	1,086,040
1,000	M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,208,380
		Clackamas & Washington Cntys. Sch. Dist. #3:
500	M	5% 6/15/2030	564,940
500	M	5% 6/15/2032	560,515
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,104,420
1,000	M	5% 6/15/2030	1,093,150
1,000	M	Linn County School Dist. #55, 5.5% 6/15/2027	1,266,740
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,086,260
1,225	M	Newport Zero Coupon 6/1/2029	669,340
1,000	M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,128,420
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	525,365
1,500	M	Salem 5% 6/1/2028	1,687,155
1,000	M	Umatilla County School Dist. 5% 6/15/2033	1,125,460
600	M	Washington and Clackamas Counties School District #23,
		5.25% 6/1/2016	662,160
1,000	M	Washington Cnty. School District #15 Zero Coupon 6/15/2023	766,490
			19,298,732
		Health Care-8.7%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	1,037,500
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,110,290
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	527,630
1,500	M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,624,710
			4,300,130
		Housing-1.0%
465	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	492,509
		Industrial Development Revenue/Pollution Control Revenue-1.1%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	534,960
		Lease-3.0%
		Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000	M	5.25% 7/1/2027	956,210
500	M	6% 7/1/2028	499,965
			1,456,175
		Other Tax-11.0%
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,123,380
		Oregon State Department Trans. Hwy. User Tax Revenue:
1,000	M	5% 11/15/2028	1,085,210
1,000	M	5% 11/15/2031	1,077,090
1,465	M	Medford Revenue Limited Tax 5% 7/15/2035	1,603,223
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	534,400
			5,423,303
		Pre-Refunded/Escrowed-to-Maturity-6.9%
1,000	M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2018 (b)	1,203,440
1,000	M	Tillamook & Yamhill Counties School District #101,
		5% 6/15/2015 (b)	1,057,880
1,000	M	Yamhill County School Dist. #40, 5% 6/15/2017 (b)	1,134,850
			3,396,170
		State General Obligation-2.0%
1,000	M	Puerto Rico Commonwealth 5.375% 7/1/2025	980,500
		Water/Sewer-16.2%
750	M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	843,908
		Portland Sewer System Revenue:
1,000	M	4.75% 6/15/2025	1,112,540
1,000	M	5% 6/15/2027	1,081,440
500	M	Portland Water Sys. Rev. 5% 5/1/2034	546,185
1,000	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
		5% 7/1/2028	934,090
1,000	M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,003,970
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031	2,421,919
			7,944,052
Total Value of Municipal Bonds (cost $44,437,509)		97.9%	48,158,301
Other Assets, Less Liabilities		2.1	1,041,316
Net Assets		100.0%	$49,199,617

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$44,437,509. Accumulated net unrealized appreciation on investment was $3,720,792, consisting of $3,813,861 gross unrealized appreciation and $93,069 gross unrealized depreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security		Value
		MUNICIPAL BONDS-97.8%
		Airport-3.0%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029		$1,101,720
		Appropriation-3.0%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031		1,071,660
		Education-6.7%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033		1,088,840
750	M	Pennsylvania St. Higher Ed. Facs. Auth. Rev. 5% 4/1/2035		795,907
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031		545,700
				2,430,447
		General Obligation-36.4%
1,000	M	Beaver County 5.55% 11/15/2031		1,099,050
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032		1,118,920
1,000	M	Daniel Boone Area School District 5% 8/15/2029		1,083,870
1,000	M	East Stroudsburg Area School District 5% 9/1/2029		1,095,840
1,000	M	Easton Area School District 5.2% 4/1/2028		1,108,450
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035		1,075,190
1,000	M	Methacton School District 6.375% 3/1/2024		1,174,410
1,000	M	Penn Delco School District 5% 6/1/2034		1,084,450
1,000	M	Philadelphia School District 6% 9/1/2038		1,086,310
1,000	M	Reading 6.25% 11/1/2033		1,086,140
1,000	M	Scranton School District 5% 7/15/2027		1,048,500
1,000	M	West Mifflin Area School District 5.375% 4/1/2028		1,120,290
				13,181,420
		Health Care-16.8%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029		1,121,260
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031		1,092,280
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034		1,056,530
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018		1,171,450
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032		538,340
1,000	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025		1,118,560
				6,098,420
		Other Tax-4.6%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		1,122,870
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		532,165
				1,655,035
		Pre-Refunded/Escrowed-to-Maturity-4.9%
615	M	Boyertown Area School District 5% 4/1/2015 (b)		644,797
1,000	M	Philadelphia 7% 7/15/2016 (b)		1,148,220
				1,793,017
		Toll & Turnpike-9.1%
		Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000	M	6% 6/1/2028		1,139,200
1,000	M	5% 6/1/2029		1,069,360
1,000	M	5% 12/1/2030		1,082,220
				3,290,780
		Water/Sewer-13.3%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,064,280
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,064,020
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		533,930
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,106,060
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,073,240
				4,841,530
Total Value of Municipal Bonds (cost $32,327,579)			97.8%	35,464,029
Other Assets, Less Liabilities			2.2	789,971
Net Assets			100.0%	$36,254,000

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$32,327,579. Accumulated net unrealized appreciation on investment was $3,136,450, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
March 31, 2014

Principal
Amount		Security	Value
		MUNICIPAL BONDS-96.0%
		Airport-5.5%
$1,000	M	Capital Regional Airport Rev. 5% 7/1/2024	$1,075,480
1,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2026	1,127,350
			2,202,830
		Appropriation-2.7%
		Arlington Cnty. Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	546,275
500	M	5% 2/15/2030	539,615
			1,085,890
		Combined Utility-4.0%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038	550,530
1,000	M	5% 1/15/2040	1,056,740
			1,607,270
		Education-5.0%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,079,500
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	542,530
350	M	University of Virginia University Rev. 5% 6/1/2037	364,907
			1,986,937
		General Obligation-25.1%
1,000	M	Danville 5% 8/1/2029	1,136,100
500	M	Hanover Cnty. 5.25% 1/15/2031	564,845
1,000	M	Hopewell 5.875% 7/15/2034	1,193,800
1,000	M	Norfolk 5% 8/1/2034	1,110,520
1,000	M	Portsmouth 5% 2/1/2035	1,102,300
500	M	Powhatan Cnty. 5% 1/15/2032	542,570
1,000	M	Suffolk 5% 6/1/2028	1,122,640
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2026	1,095,320
1,000	M	5% 8/1/2028	1,143,810
1,000	M	Waynesboro 5% 1/15/2034	1,059,720
			10,071,625
		Health Care-5.4%
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,096,480
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,056,750
			2,153,230
		Lease-21.4%
135	M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2031	142,936
1,000	M	Fairfax Cnty. Econ. Dev. Auth. Rev. 5% 3/1/2029	1,094,300
1,000	M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024	1,096,020
1,000	M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,103,780
775	M	Stafford Cnty. Indl. Dev. Auth. Rev. 5.25% 8/1/2031	792,430
1,750	M	Virginia State Cmnwlth. Trans. Rev. 5% 5/15/2034	1,910,107
1,250	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,376,663
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,085,870
			8,602,106
		Other Revenue-5.4%
		Virginia St. Res. Auth. Infrastructure Revenue:
1,000	M	5% 11/1/2029	1,121,470
945	M	5% 11/1/2033	1,038,016
			2,159,486
		Pre-Refunded/Escrowed-to-Maturity-10.3%
865	M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (b)	952,616
1,000	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	1,099,940
225	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (b)	249,833
650	M	University of Virginia University Rev. 5% 6/1/2015 (b)	685,893
1,000	M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2015 (b)	1,059,050
55	M	Virginia St. Res. Auth. Infrastructure Rev. 5% 11/1/2018 (b)	64,340
			4,111,672
		Transportation-2.8%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,124,620
		Water/Sewer-8.4%
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033	1,087,050
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	562,400
1,000	M	Norfolk Water Rev. 5% 11/1/2037	1,078,710
700	M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev. 5% 7/1/2028	653,863
			3,382,023
Total Value of Municipal Bonds (cost $35,836,530)		96.0%	38,487,689
Other Assets, Less Liabilities		4.0	1,620,559
Net Assets		100.0%	$40,108,248

At March 31, 2014, the cost of municipal investments for federal income tax purposes was
$35,836,530. Accumulated net unrealized appreciation on investment was $2,651,159, consisting of $2,692,929 gross unrealized appreciation and $41,770 gross unrealized depreciation.

FOOTNOTES

(a) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at March 31, 2014.

(b) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c) Interest rates are determined and reset periodically by the issuer and are the rates in effect on March 31, 2014

(d) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation-The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds' investments as of March 31, 2014:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$ 643,494,077	-
Tax Exempt Opportunities	-	251,597,083	-
California	-	45,729,431	-
Connecticut	-	33,322,236	-
Massachusetts	-	22,146,075	-
Michigan	-	19,784,036	-
Minnesota	-	20,863,715	-
New Jersey	-	48,829,823	-
New York	-	151,276,342	-
North Carolina	-	20,559,404	-
Ohio	-	21,708,845	-
Oregon	-	48,158,301	-
Pennsylvania	-	35,464,029	-
Virginia	-	38,487,689	-

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income	-	$ 4,000,000	-
Tax Exempt Opportunities	-	16,000,000	-

*The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended March 31, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other-Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives-The Funds may invest in derivatives such as futures contracts, options on futures contracts ("options"), inverse floating rate securities ("inverse floaters"), interest rate swap agreements ("swap agreements") and Municipal Market Data rate locks ("MMD Rate Locks") to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds' adviser, First Investors Management Company, Inc. ("FIMCO") to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At March 31, 2014, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended March 31, 2014, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. For the period ended March 31, 2014, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund's risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended March 31, 2014, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 28, 2014